Property and Equipment (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Property, Plant, and Equipment [Abstract]
Depreciation expenses	$ 539,682	$ 710,804	$ 2,766,000	$ 2,769,000